Management-Defined Performance Measures (MPMs)	12 Months Ended
Mar. 31, 2025
Management Defined Performance Measures [Abstract]
Management-defined Performance Measures (MPMs)
38.	Management-defined Performance Measures (MPMs)

The Company uses Earnings before Interest, Tax, Depreciation and Amortisation (EBITDA) as the management-defined performance measure in its public communications. This measure is not specified by IFRS Accounting Standards and therefore might not be comparable to apparently similar measures used by other entities.
Management believes adjusting operating profit for these items provides comprehensive information of the company’s operating performance.

Reconciliation with Management-defined Performance Measures
	Year ended
Description	March 2025	March 2024	March 2023
Operating Profit	22,56,791	23,99,411	26,47,757
Add:
Depreciation and Amortisation e x pense	56,33,054	47,73,414	39,71,865
Less:
Interest expenses on pension liabilities	(1,805)	(1,995)	(4,938)
Other Income (including exchange gain/loss)	(3,26,253)	(4,14,046)	(3,23,984)
EBITDA	75,61,787	67,56,784	62,90,700